INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards (in Dollars)	$ 1.4
Operating Loss Carryforwards Expiration Year	2032
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	39.60%	39.60%